May 02, 2024
Commodity Return Strategy Portfolio
Commodity Return Strategy Portfolio

CREDIT SUISSE TRUST

Commodity Return Strategy Portfolio

(the “Portfolio”)

Supplement to the Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2024